RETIREMENT BENEFITS - Plan Assets at Fair Value by Investment Category and Valuation Hierarchy Level (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		$ 663,838	$ 668,177
Global Equities and Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,259	2,278
International Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[1]	148,794	161,032
Emerging Markets Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		17,046	15,505
U.S. Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		13,767	20,158
Euro Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[2]	169,781	238,165
Euro Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[3]	102,866	88,463
International Mortgage Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[4]	58,017	0
All Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[5]	46,537	63,085
Asset Allocation Fund
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[6]	103,771	79,491
Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,259	2,278
Level 1 | Global Equities and Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,259	2,278
Level 1 | International Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[1]	0	0
Level 1 | Emerging Markets Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 1 | U.S. Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 1 | Euro Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[2]	0	0
Level 1 | Euro Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[3]	0	0
Level 1 | International Mortgage Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[4]	0	0
Level 1 | All Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[5]	0	0
Level 1 | Asset Allocation Fund
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[6]	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		660,579	665,899
Level 2 | Global Equities and Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 2 | International Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[1]	148,794	161,032
Level 2 | Emerging Markets Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		17,046	15,505
Level 2 | U.S. Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		13,767	20,158
Level 2 | Euro Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[2]	169,781	238,165
Level 2 | Euro Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[3]	102,866	88,463
Level 2 | International Mortgage Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[4]	58,017	0
Level 2 | All Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[5]	46,537	63,085
Level 2 | Asset Allocation Fund
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[6]	103,771	79,491
Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 3 | Global Equities and Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 3 | International Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[1]	0	0
Level 3 | Emerging Markets Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 3 | U.S. Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		0	0
Level 3 | Euro Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[2]	0	0
Level 3 | Euro Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[3]	0	0
Level 3 | International Mortgage Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[4]	0	0
Level 3 | All Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[5]	0	0
Level 3 | Asset Allocation Fund
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	[6]	$ 0	$ 0

[1]	Investments in various funds that track international indices.
[2]	Investments in predominately EU government securities and U.K. Treasury securities with credit ratings primarily AAA.
[3]	Investments in European and U.K. fixed interest securities with credit ratings of primarily BBB and above.
[4]	Investments in international mortgage funds.
[5]	Investments predominantly in various international fixed income obligations that are individually insignificant.
[6]	Investments in fixed income securities, equities and alternative asset classes, including commodities and property assets.